ALPS NAUTILUS SMR, NUCLEAR & TECHNOLOGY ETF (NYSE ARCA: SMRF)

(the "Fund")

SUPPLEMENT DATED JULY 22, 2026

TO THE PROSPECTUS, DATED FEBRUARY 18, 2026, AS SUPPLEMENTED

Effective immediately, the first sentence of the seventh paragraph in the section entitled "ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES" in the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

The Benchmark is rebalanced and reconstituted quarterly.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE